OTHER PAYABLES	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
OTHER PAYABLES
20.	OTHER PAYABLES

	09/30/2018	12/31/2017
Provisions for indemnities payable	708,652	607,559
Third party consignment	47,039	35,293
Provision for asset decommissioning	17,223	16,716
Other (i)	482,997	392,832
Total	1,255,911	1,052,400
Current	460,125	469,214
Non-current	795,786	583,186

(i) Impact of the adoption of ASC 606 in 2018.

19.     OTHER PAYABLES

	2017	2016
Provisions for indemnities payable (Note 27)	607,559	526,935
Payable for the acquisition of equity interest	—	342,086
Third party consignment	35,293	66,293
Provision for asset decommissioning	16,716	16,064
Other	392,832	452,082

Total	1,052,400	1,403,460

Current	469,214	527,144
Non-current	583,186	876,316